Business Arrangements (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity Method Investment, Summarized Financial Information, Assets and Liabilities [Abstract]
Current assets	$ 62	$ 43
Current liabilities	35	21
Long-term liabilities	8	8
Equity Method Investment, Summarized Financial Information, Income Statement
Sales and services revenues	1,032	1,316	1,474
Operating income	42	50	23
Net earnings	42	50	23
Savannah River Nuclear Solutions, LLC
Schedule of Equity Method Investments
Equity method investments, ownership percentage	34.00%	34.00%
Carrying amount of equity method investments	6	4
Cash dividends from SRNS	$ 13	$ 17	$ 20